Average Annual Total Returns - American Century International Bond Fund			12 Months Ended	60 Months Ended	98 Months Ended	101 Months Ended	120 Months Ended
		Mar. 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
JP Morgan EMBI Global Diversified Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		JP Morgan EMBI Global Diversified Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			14.30%	1.78%			4.40%
Bloomberg Global Aggregate Bond Index (USD, hedged)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Bond Index (USD, hedged)(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.86%	0.34%			2.39%
EMERGING MARKETS DEBT FUND, INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			14.90%	1.79%			4.09%
Performance Inception Date		Jul. 29, 2014
EMERGING MARKETS DEBT FUND, INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			12.37%	(0.06%)			2.33%
Performance Inception Date		Jul. 29, 2014
EMERGING MARKETS DEBT FUND, INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.76%	0.53%			2.36%
Performance Inception Date		Jul. 29, 2014
EMERGING MARKETS DEBT FUND, I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	I Class1 Return Before Taxes
Average Annual Return, Percent	[1]		15.13%	1.91%			4.20%
Performance Inception Date	[1]	Apr. 10, 2017
EMERGING MARKETS DEBT FUND, Y CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Y Class1 Return Before Taxes
Average Annual Return, Percent	[1]		15.13%	1.99%			4.28%
Performance Inception Date	[1]	Apr. 10, 2017
EMERGING MARKETS DEBT FUND, A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			9.47%	0.61%			3.34%
Performance Inception Date		Jul. 29, 2014
EMERGING MARKETS DEBT FUND, C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	C Class2 Return Before Taxes
Average Annual Return, Percent	[2]		13.81%	0.80%			3.20%
Performance Inception Date	[2]	Jul. 29, 2014
EMERGING MARKETS DEBT FUND, R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			14.48%	1.28%			3.57%
Performance Inception Date		Jul. 29, 2014
EMERGING MARKETS DEBT FUND, R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R5 Class Return Before Taxes
Average Annual Return, Percent			15.13%	1.99%			4.29%
Performance Inception Date		Jul. 29, 2014
EMERGING MARKETS DEBT FUND, R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			14.95%	2.00%			4.32%
Performance Inception Date		Jul. 29, 2014
EMERGING MARKETS DEBT FUND, G CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			15.94%	2.75%	4.05%
Performance Inception Date		Nov. 14, 2017
GLOBAL BOND FUND, INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			4.86%	(0.42%)			1.79%
Performance Inception Date		Jan. 31, 2012
GLOBAL BOND FUND, INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.91%	(1.84%)			0.58%
Performance Inception Date		Jan. 31, 2012
GLOBAL BOND FUND, INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.86%	(0.92%)			0.85%
Performance Inception Date		Jan. 31, 2012
GLOBAL BOND FUND, I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	I Class1 Return Before Taxes
Average Annual Return, Percent	[3]		4.94%	(0.32%)			1.90%
Performance Inception Date	[3]	Apr. 10, 2017
GLOBAL BOND FUND, Y CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	Y Class1 Return Before Taxes
Average Annual Return, Percent	[3]		5.04%	(0.22%)			2.00%
Performance Inception Date	[3]	Apr. 10, 2017
GLOBAL BOND FUND, A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			(0.08%)	(1.57%)			1.07%
Performance Inception Date		Jan. 31, 2012
GLOBAL BOND FUND, C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	C Class2 Return Before Taxes
Average Annual Return, Percent	[4]		3.80%	(1.41%)			0.92%
Performance Inception Date	[4]	Jan. 31, 2012
GLOBAL BOND FUND, R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			4.40%	(0.91%)			1.28%
Performance Inception Date		Jan. 31, 2012
GLOBAL BOND FUND, R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R5 Class Return Before Taxes
Average Annual Return, Percent			5.06%	(0.22%)			1.99%
Performance Inception Date		Jan. 31, 2012
GLOBAL BOND FUND, R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			5.11%	(0.17%)			2.04%
Performance Inception Date		Jul. 26, 2013
GLOBAL BOND FUND, G CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			5.70%	0.38%		2.17%
Performance Inception Date		Jul. 28, 2017

[1]	Historical performance for the I and Y Classes prior to their inception is based on the performance of R5 Class shares. I and Y Class performance has been adjusted to reflect differences in expenses between classes, if applicable. Since inception performance for the I and Y Classes is based on the R5 Class inception date.
[2]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[3]	Historical performance for the I and Y Classes prior to their inception is based on the performance of R5 Class shares. I and Y Class performance have been adjusted to reflect differences in expenses between classes, if applicable. Since inception performance for the I and Y Classes is based on the R5 Class inception date.
[4]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.